DEBT	12 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
DEBT

NOTE 5 – DEBT

On April 6, 2020, to supplement its cash balance, the Company submitted their application for a Paycheck Protection Program (“PPP”) loan (the “SBA loan”) sponsored by the U.S. Small Business Administration in the amount of $365,430. On April 12, 2020, Company’s SBA loan application was approved on April 12, 2020, and the Company received loan proceeds on April 22, 2020. The SBA loan had an interest rate of 1% and was scheduled to mature on April 12, 2022.

Section 1106 of the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) provides for forgiveness of up to the full principal amount of qualifying loans guaranteed under the PPP. The PPP and loan forgiveness are intended to provide economic relief to small businesses, such as the Company, that are adversely impacted under the COVID-19 Emergency Declaration issued by President Donald J. Trump on March 13, 2020.

The Paycheck Protection Program loan balance at September 30, 2020, was $365,430. The Company filed for partial loan forgiveness on January 29, 2021, which was approved in the amount of $192,052 on June 11, 2021. The staff reductions that occurred in 2020 prevented the Company from qualifying for full forgiveness of its principal balance.

The full principal balance of the loan, plus $1,000 of interest was set aside in an escrow account at Texas Capital Bank on April 15, 2021. Upon receipt of the partial forgiveness approval, the remaining amount of the Paycheck Protection Program Loan was repaid using funds in the escrow account and the remaining balance was returned to the Company’s operating account. The balance of the loan was $0 as of September 30, 2021.